Shareholder Report, Line Graph (Details) - USD ($)				1 Months Ended		2 Months Ended		3 Months Ended		4 Months Ended		5 Months Ended		6 Months Ended		7 Months Ended		8 Months Ended		9 Months Ended		10 Months Ended		11 Months Ended		12 Months Ended		13 Months Ended		14 Months Ended		15 Months Ended		16 Months Ended		17 Months Ended		18 Months Ended		19 Months Ended		20 Months Ended		21 Months Ended		22 Months Ended		23 Months Ended		24 Months Ended		25 Months Ended		26 Months Ended		27 Months Ended		28 Months Ended		29 Months Ended		30 Months Ended		31 Months Ended		32 Months Ended		33 Months Ended		34 Months Ended		35 Months Ended		36 Months Ended		37 Months Ended		38 Months Ended		39 Months Ended		40 Months Ended		41 Months Ended		42 Months Ended		43 Months Ended		44 Months Ended		45 Months Ended		46 Months Ended		47 Months Ended		48 Months Ended		49 Months Ended		50 Months Ended		51 Months Ended		52 Months Ended		53 Months Ended		54 Months Ended		55 Months Ended		56 Months Ended		57 Months Ended		58 Months Ended		59 Months Ended		60 Months Ended		61 Months Ended		62 Months Ended		63 Months Ended		64 Months Ended		65 Months Ended		66 Months Ended		67 Months Ended		68 Months Ended		69 Months Ended		70 Months Ended		71 Months Ended		72 Months Ended		73 Months Ended		74 Months Ended		75 Months Ended		76 Months Ended		77 Months Ended		78 Months Ended		79 Months Ended		80 Months Ended		81 Months Ended		82 Months Ended		83 Months Ended		84 Months Ended		85 Months Ended		86 Months Ended		87 Months Ended		88 Months Ended		89 Months Ended		90 Months Ended		91 Months Ended		92 Months Ended		93 Months Ended		94 Months Ended		95 Months Ended		96 Months Ended		97 Months Ended		98 Months Ended		99 Months Ended		100 Months Ended		101 Months Ended		102 Months Ended		103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
	Jan. 01, 2017	Dec. 30, 2016	Jun. 30, 2015	Jan. 31, 2017	Jul. 31, 2015	Feb. 28, 2017	Aug. 31, 2015	Mar. 31, 2017	Sep. 30, 2015	Apr. 30, 2017	Oct. 31, 2015	May 31, 2017	Nov. 30, 2015	Jun. 30, 2017	Dec. 31, 2015	Jul. 31, 2017	Jan. 31, 2016	Aug. 31, 2017	Feb. 29, 2016	Sep. 30, 2017	Mar. 31, 2016	Oct. 31, 2017	Apr. 30, 2016	Nov. 30, 2017	May 31, 2016	Dec. 31, 2017	Jun. 30, 2016	Jan. 31, 2018	Jul. 31, 2016	Feb. 28, 2018	Aug. 31, 2016	Mar. 31, 2018	Sep. 30, 2016	Apr. 30, 2018	Oct. 31, 2016	May 31, 2018	Nov. 30, 2016	Jun. 30, 2018	Jan. 01, 2017	Jul. 31, 2018	Jan. 31, 2017	Aug. 31, 2018	Feb. 28, 2017	Sep. 30, 2018	Mar. 31, 2017	Oct. 31, 2018	Apr. 30, 2017	Nov. 30, 2018	May 31, 2017	Dec. 31, 2018	Jun. 30, 2017	Jan. 31, 2019	Jul. 31, 2017	Feb. 28, 2019	Aug. 31, 2017	Mar. 31, 2019	Sep. 30, 2017	Apr. 30, 2019	Oct. 31, 2017	May 31, 2019	Nov. 30, 2017	Jun. 30, 2019	Dec. 31, 2017	Jul. 31, 2019	Jan. 31, 2018	Aug. 31, 2019	Feb. 28, 2018	Sep. 30, 2019	Mar. 31, 2018	Oct. 31, 2019	Apr. 30, 2018	Nov. 30, 2019	May 31, 2018	Dec. 31, 2019	Jun. 30, 2018	Jan. 31, 2020	Jul. 31, 2018	Feb. 29, 2020	Aug. 31, 2018	Mar. 31, 2020	Sep. 30, 2018	Apr. 30, 2020	Oct. 31, 2018	May 31, 2020	Nov. 30, 2018	Jun. 30, 2020	Dec. 31, 2018	Jul. 31, 2020	Jan. 31, 2019	Aug. 31, 2020	Feb. 28, 2019	Sep. 30, 2020	Mar. 31, 2019	Oct. 31, 2020	Apr. 30, 2019	Nov. 30, 2020	May 31, 2019	Dec. 31, 2020	Jun. 30, 2019	Jan. 31, 2021	Jul. 31, 2019	Feb. 28, 2021	Aug. 31, 2019	Mar. 31, 2021	Sep. 30, 2019	Apr. 30, 2021	Oct. 31, 2019	May 31, 2021	Nov. 30, 2019	Jun. 30, 2021	Dec. 31, 2019	Jul. 31, 2021	Jan. 31, 2020	Aug. 31, 2021	Feb. 29, 2020	Sep. 30, 2021	Mar. 31, 2020	Oct. 31, 2021	Apr. 30, 2020	Nov. 30, 2021	May 31, 2020	Dec. 31, 2021	Jun. 30, 2020	Jan. 31, 2022	Jul. 31, 2020	Feb. 28, 2022	Aug. 31, 2020	Mar. 31, 2022	Sep. 30, 2020	Apr. 30, 2022	Oct. 31, 2020	May 31, 2022	Nov. 30, 2020	Jun. 30, 2022	Dec. 31, 2020	Jul. 31, 2022	Jan. 31, 2021	Aug. 31, 2022	Feb. 28, 2021	Sep. 30, 2022	Mar. 31, 2021	Oct. 31, 2022	Apr. 30, 2021	Nov. 30, 2022	May 31, 2021	Dec. 31, 2022	Jun. 30, 2021	Jan. 31, 2023	Jul. 31, 2021	Feb. 28, 2023	Aug. 31, 2021	Mar. 31, 2023	Sep. 30, 2021	Apr. 30, 2023	Oct. 31, 2021	May 31, 2023	Nov. 30, 2021	Jun. 30, 2023	Dec. 31, 2021	Jul. 31, 2023	Jan. 31, 2022	Aug. 31, 2023	Feb. 28, 2022	Sep. 30, 2023	Mar. 31, 2022	Oct. 31, 2023	Apr. 30, 2022	Nov. 30, 2023	May 31, 2022	Dec. 31, 2023	Jun. 30, 2022	Jan. 31, 2024	Jul. 31, 2022	Feb. 29, 2024	Aug. 31, 2022	Mar. 31, 2024	Sep. 30, 2022	Apr. 30, 2024	Oct. 31, 2022	May 31, 2024	Nov. 30, 2022	Jun. 30, 2024	Dec. 31, 2022	Jul. 31, 2024	Jan. 31, 2023	Aug. 31, 2024	Feb. 28, 2023	Sep. 30, 2024	Mar. 31, 2023	Oct. 31, 2024	Apr. 30, 2023	Nov. 30, 2024	May 31, 2023	Dec. 31, 2024	Jun. 30, 2023	Jan. 31, 2025	Jul. 31, 2023	Feb. 28, 2025	Aug. 31, 2023	Mar. 31, 2025	Sep. 30, 2023	Apr. 30, 2025	Oct. 31, 2023	May 31, 2025	Nov. 30, 2023	Jun. 30, 2025	Dec. 31, 2023	Jan. 31, 2024	Feb. 29, 2024	Mar. 31, 2024	Apr. 30, 2024	May 31, 2024	Jun. 30, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025
Needham Growth Fund | Retail Class
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																																																																																	Needham Growth Fund Retail Class
Accumulated Value			$ 10,000		$ 9,786		$ 9,135		$ 8,786		$ 9,219		$ 9,322		$ 9,172		$ 8,500		$ 8,782		$ 9,196		$ 9,172		$ 9,230		$ 9,252		$ 9,581		$ 9,660		$ 9,805		$ 9,420		$ 10,214		$ 10,141		$ 10,307		$ 10,438		$ 10,319		$ 10,377		$ 10,557		$ 10,550		$ 10,950		$ 10,842		$ 11,272		$ 11,286		$ 11,372		$ 10,985		$ 11,487		$ 10,954		$ 10,875		$ 10,629		$ 11,236		$ 11,369		$ 11,571		$ 11,738		$ 11,492		$ 10,486		$ 10,875		$ 9,858		$ 10,791		$ 11,206		$ 11,266		$ 11,964		$ 11,430		$ 12,366		$ 12,524		$ 12,298		$ 12,620		$ 13,127		$ 13,601		$ 14,029		$ 13,992		$ 13,187		$ 11,399		$ 13,314		$ 14,279		$ 14,898		$ 16,281		$ 16,511		$ 16,241		$ 16,110		$ 18,882		$ 19,863		$ 20,911		$ 21,412		$ 21,313		$ 21,462		$ 21,409		$ 22,873		$ 23,442		$ 24,067		$ 23,744		$ 25,037		$ 25,596		$ 25,361		$ 22,127		$ 21,600		$ 21,801		$ 18,693		$ 19,121		$ 16,930		$ 19,185		$ 18,514		$ 16,183		$ 16,763		$ 17,894		$ 16,825		$ 18,229		$ 18,048		$ 18,326		$ 17,026		$ 19,394		$ 20,798		$ 22,368		$ 20,328		$ 19,136		$ 17,149		$ 19,248		$ 21,342	$ 22,534	$ 26,206	$ 27,479	$ 25,543	$ 26,989	$ 27,302	$ 26,796	$ 26,283	$ 26,264	$ 24,559	$ 25,501	$ 24,440	$ 24,980	$ 23,090	$ 20,490	$ 19,749	$ 20,931	$ 23,178
Needham Growth Fund | Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																																																														Needham Growth Fund Institutional Class
Accumulated Value	$ 100,000	$ 100,000		$ 101,680		$ 103,020		$ 101,890		$ 102,490		$ 104,310		$ 104,290		$ 108,300		$ 107,280		$ 111,570		$ 111,750		$ 112,650		$ 108,890		$ 113,880		$ 108,660		$ 107,900		$ 105,500		$ 111,610		$ 112,950		$ 115,020		$ 116,730		$ 114,310		$ 104,370		$ 108,310		$ 98,180		$ 107,580		$ 111,740		$ 112,390		$ 119,410		$ 114,120		$ 123,540		$ 125,160		$ 122,990		$ 126,240		$ 131,380		$ 136,200		$ 140,530		$ 140,240		$ 132,230		$ 114,380		$ 133,610		$ 143,390		$ 149,620		$ 163,600		$ 165,960		$ 163,310		$ 162,030		$ 189,970		$ 199,900		$ 210,530		$ 215,620		$ 214,680		$ 216,250		$ 215,790		$ 230,640		$ 236,430		$ 242,840		$ 239,670		$ 252,770		$ 258,490		$ 256,230		$ 223,650		$ 218,350		$ 220,500		$ 189,150		$ 193,560		$ 171,450		$ 194,380		$ 187,660		$ 164,140		$ 170,040		$ 181,590		$ 170,800		$ 185,060		$ 183,290		$ 186,190		$ 173,030		$ 197,170		$ 211,550		$ 227,580		$ 206,870		$ 194,800		$ 174,650		$ 196,040		$ 217,430		$ 229,660		$ 267,120		$ 280,180		$ 260,480		$ 275,310		$ 278,560		$ 273,580		$ 268,440		$ 268,370		$ 251,010		$ 260,790		$ 250,080		$ 255,710		$ 236,470		$ 209,910		$ 202,440		$ 214,640		$ 237,760
Needham Aggressive Growth Fund | Retail Class
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																																																																																	Needham Aggressive Growth Fund Retail Class
Accumulated Value			10,000		9,723		9,042		8,633		8,976		9,134		9,042		8,519		8,653		9,245		9,051		9,079		9,171		9,532		9,703		10,026		10,012		10,948		11,047		10,983		11,132		11,226		11,320		11,295		11,176		11,667		11,528		12,380		12,475		12,501		12,012		12,069		11,850		11,923		11,647		12,689		12,772		12,699		13,063		12,407		11,127		11,103		10,114		11,295		11,745		11,811		12,477		11,397		12,369		12,789		12,243		12,807		13,443		13,848		14,557		14,611		14,082		12,163		14,183		15,293		16,403		18,362		18,649		18,054		17,840		20,677		22,038		23,036		23,769		23,594		23,992		24,355		26,051		26,127		26,734		26,532		28,535		30,139		30,311		26,321		25,641		25,843		22,899		22,668		20,748		23,579		23,213		21,032		21,995		23,086		21,965		24,147		24,356		23,953		22,309		25,492		27,965		29,990		28,376		27,419		25,507		27,696		30,236	30,991	34,495	35,854	33,673	36,109	35,175	35,832	34,681	34,898	32,866	36,064	34,562	35,660	33,404	30,244	30,498	34,853	$ 38,335
Needham Aggressive Growth Fund | Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																																																														Needham Aggressive Growth Fund Institutional Class
Accumulated Value	100,000	100,000		99,510		100,900		101,750		102,690		102,510		101,480		105,970		104,760		112,560		113,500		113,790		109,360		109,980		108,000		108,700		106,250		115,770		116,620		116,010		119,400		113,460		101,780		101,620		92,570		103,460		107,640		108,290		114,470		104,600		113,540		117,450		112,510		117,720		123,630		127,460		134,030		134,570		129,810		112,080		130,830		141,140		151,390		169,600		172,430		166,950		165,080		191,510		204,200		213,570		220,420		218,970		222,810		226,260		242,160		243,040		248,760		247,070		265,860		280,940		282,680		245,690		239,450		241,530		214,080		212,000		194,140		220,860		217,500		197,160		206,290		216,690		206,290		226,830		228,980		225,290		209,980		240,060		263,220		282,350		267,310		258,380		240,530		261,340		285,440		292,690		325,910		338,940		318,460		341,560		332,830		339,270		328,470		330,610		311,550		341,960		327,860		338,470		317,120		287,250		289,870		331,280		$ 364,580
Needham Small Cap Growth Fund | Retail Class
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																																																																																	Needham Small Cap Growth Fund Retail Class
Accumulated Value			10,000		9,350		8,784		8,189		8,590		8,942		8,814		8,474		8,999		9,473		9,310		9,480		9,558		10,054		10,352		10,734		10,579		11,653		11,569		11,653		11,592		11,744		11,782		11,956		12,381		12,616		12,411		13,109		13,155		13,860		12,943		13,133		12,910		13,018		12,754		13,554		13,571		13,447		14,438		14,660		13,464		13,695		12,279		14,160		14,764		14,289		15,349		14,943		15,844		15,933		15,596		16,339		17,497		18,091		18,964		18,997		18,080		16,118		19,568		20,388		21,714		23,665		23,816		23,838		23,870		29,133		32,496		35,229		36,513		34,901		35,330		36,917		38,919		39,158		38,970		37,483		37,496		35,659		36,063		32,595		31,989		31,895		26,717		25,877		23,560		25,255		25,784		22,907		24,260		25,319		25,125		28,350		27,686		26,519		22,628		25,027		25,822		26,810		23,876		23,163		19,986		22,790		26,551	24,298	26,794	27,475	25,222	29,971	28,918	30,603	29,971	29,890	28,399	30,733	29,939	30,522	28,075	24,509	23,390	25,951	$ 28,999
Needham Small Cap Growth Fund | Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																																																														Needham Small Cap Growth Fund Institutional Class
Accumulated Value	100,000	100,000		100,790		100,260		101,640		102,030		103,540		107,280		109,380		107,670		113,770		114,160		120,400		112,480		114,190		112,270		113,260		110,980		118,040		118,260		117,190		125,890		127,890		117,470		119,630		107,330		123,810		129,110		125,010		134,400		130,900		138,840		139,690		136,880		143,370		153,610		159,000		166,700		167,160		159,180		141,920		172,360		179,790		191,480		208,840		210,320		210,600		211,070		257,780		287,580		311,970		323,630		309,490		313,380		327,730		345,650		347,920		346,520		333,450		333,780		317,510		321,350		290,690		285,410		284,750		238,500		231,230		210,620		225,950		230,840		205,200		217,360		226,880		225,510		254,510		248,600		238,290		203,390		225,240		231,560		240,630		214,240		208,060		179,470		204,760		238,700		218,640		241,180		247,360		227,300		270,170		260,830		276,220		270,580		270,040		256,570		278,010		270,860		276,220		254,370		221,940		212,040		235,400		$ 263,160
Needham Growth Fund | Retail Class | Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																																																																																	Russell 3000 Index
Accumulated Value			10,000		10,167		9,553		9,275		10,008		10,063		9,857		9,300		9,297		9,952		10,014		10,193		10,214		10,619		10,646		10,663		10,432		10,899		11,112		11,321		11,742		11,750		11,875		11,996		12,104		12,333		12,356		12,658		12,934		13,327		13,460		14,169		13,647		13,373		13,424		13,803		13,893		14,354		14,858		14,883		13,787		14,063		12,754		13,849		14,336		14,545		15,126		14,147		15,141		15,366		15,053		15,317		15,647		16,242		16,711		16,692		15,326		13,218		14,969		15,769		16,130		17,046		18,281		17,615		17,235		19,331		20,201		20,111		20,740		21,483		22,591		22,694		23,253		23,647		24,321		23,230		24,801		24,423		25,385		23,891		23,290		24,045		21,887		21,858		20,029		21,908		21,091		19,135		20,704		21,785		20,509		21,922		21,409		21,982		22,216		22,302		23,825		24,679		24,203		23,050		22,439		24,532		25,833	26,119	27,533	28,421	27,170	28,454	29,335	29,880	30,531	31,162	30,934	32,991	31,983	32,993	32,360	30,473	30,268	32,187	$ 33,822
Needham Growth Fund | Institutional Class | Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																																																														Russell 3000 Index
Accumulated Value	100,000	100,000		101,880		105,670		105,740		106,860		107,960		108,930		110,990		111,200		113,910		116,400		119,930		121,130		127,520		122,820		120,350		120,810		124,220		125,030		129,180		133,720		133,940		124,070		126,560		114,780		124,630		129,020		130,900		136,130		127,320		136,260		138,290		135,470		137,840		140,810		146,160		150,390		150,220		137,920		118,960		134,710		141,910		145,160		153,400		164,510		158,520		155,100		173,970		181,800		180,990		186,650		193,340		203,300		204,230		209,270		212,810		218,870		209,050		223,190		219,790		228,450		215,010		209,590		216,390		196,970		196,710		180,250		197,160		189,800		172,200		186,320		196,050		184,570		197,280		192,670		197,820		199,930		200,710		214,410		222,100		217,810		207,440		201,940		220,770		232,480		235,060		247,780		255,770		244,520		256,070		264,000		268,910		274,760		280,440		278,380		296,900		287,830		296,910		291,220		274,240		272,400		289,660		$ 304,380
Needham Aggressive Growth Fund | Retail Class | Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																																																																																	Russell 3000 Index
Accumulated Value			10,000		10,167		9,553		9,275		10,008		10,063		9,857		9,300		9,297		9,952		10,014		10,193		10,214		10,619		10,646		10,663		10,432		10,899		11,112		11,321		11,742		11,750		11,875		11,996		12,104		12,333		12,356		12,658		12,934		13,327		13,460		14,169		13,647		13,373		13,424		13,803		13,893		14,354		14,858		14,883		13,787		14,063		12,754		13,849		14,336		14,545		15,126		14,147		15,141		15,366		15,053		15,317		15,647		16,242		16,711		16,692		15,326		13,218		14,969		15,769		16,130		17,046		18,281		17,615		17,235		19,331		20,201		20,111		20,740		21,483		22,591		22,694		23,253		23,647		24,321		23,230		24,801		24,423		25,385		23,891		23,290		24,045		21,887		21,858		20,029		21,908		21,091		19,135		20,704		21,785		20,509		21,922		21,409		21,982		22,216		22,302		23,825		24,679		24,203		23,050		22,439		24,532		25,833	26,119	27,533	28,421	27,170	28,454	29,335	29,880	30,531	31,162	30,934	32,991	31,983	32,993	32,360	30,473	30,268	32,187	$ 33,822
Needham Aggressive Growth Fund | Institutional Class | Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																																																														Russell 3000 Index
Accumulated Value	100,000	100,000		101,880		105,670		105,740		106,860		107,960		108,930		110,990		111,200		113,910		116,400		119,930		121,130		127,520		122,820		120,350		120,810		124,220		125,030		129,180		133,720		133,940		124,070		126,560		114,780		124,630		129,020		130,900		136,130		127,320		136,260		138,290		135,470		137,840		140,810		146,160		150,390		150,220		137,920		118,960		134,710		141,910		145,160		153,400		164,510		158,520		155,100		173,970		181,800		180,990		186,650		193,340		203,300		204,230		209,270		212,810		218,870		209,050		223,190		219,790		228,450		215,010		209,590		216,390		196,970		196,710		180,250		197,160		189,800		172,200		186,320		196,050		184,570		197,280		192,670		197,820		199,930		200,710		214,410		222,100		217,810		207,440		201,940		220,770		232,480		235,060		247,780		255,770		244,520		256,070		264,000		268,910		274,760		280,440		278,380		296,900		287,830		296,910		291,220		274,240		272,400		289,660		$ 304,380
Needham Small Cap Growth Fund | Retail Class | Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																																																																																	Russell 3000 Index
Accumulated Value			10,000		10,167		9,553		9,275		10,008		10,063		9,857		9,300		9,297		9,952		10,014		10,193		10,214		10,619		10,646		10,663		10,432		10,899		11,112		11,321		11,742		11,750		11,875		11,996		12,104		12,333		12,356		12,658		12,934		13,327		13,460		14,169		13,647		13,373		13,424		13,803		13,893		14,354		14,858		14,883		13,787		14,063		12,754		13,849		14,336		14,545		15,126		14,147		15,141		15,366		15,053		15,317		15,647		16,242		16,711		16,692		15,326		13,218		14,969		15,769		16,130		17,046		18,281		17,615		17,235		19,331		20,201		20,111		20,740		21,483		22,591		22,694		23,253		23,647		24,321		23,230		24,801		24,423		25,385		23,891		23,290		24,045		21,887		21,858		20,029		21,908		21,091		19,135		20,704		21,785		20,509		21,922		21,409		21,982		22,216		22,302		23,825		24,679		24,203		23,050		22,439		24,532		25,833	26,119	27,533	28,421	27,170	28,454	29,335	29,880	30,531	31,162	30,934	32,991	31,983	32,993	32,360	30,473	30,268	32,187	$ 33,822
Needham Small Cap Growth Fund | Institutional Class | Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																																																														Russell 3000 Index
Accumulated Value	100,000	100,000		101,880		105,670		105,740		106,860		107,960		108,930		110,990		111,200		113,910		116,400		119,930		121,130		127,520		122,820		120,350		120,810		124,220		125,030		129,180		133,720		133,940		124,070		126,560		114,780		124,630		129,020		130,900		136,130		127,320		136,260		138,290		135,470		137,840		140,810		146,160		150,390		150,220		137,920		118,960		134,710		141,910		145,160		153,400		164,510		158,520		155,100		173,970		181,800		180,990		186,650		193,340		203,300		204,230		209,270		212,810		218,870		209,050		223,190		219,790		228,450		215,010		209,590		216,390		196,970		196,710		180,250		197,160		189,800		172,200		186,320		196,050		184,570		197,280		192,670		197,820		199,930		200,710		214,410		222,100		217,810		207,440		201,940		220,770		232,480		235,060		247,780		255,770		244,520		256,070		264,000		268,910		274,760		280,440		278,380		296,900		287,830		296,910		291,220		274,240		272,400		289,660		$ 304,380
Needham Growth Fund | Retail Class | Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																																																																																	Russell Midcap Growth Index
Accumulated Value			10,000		10,162		9,571		9,201		9,780		9,802		9,580		8,855		8,994		9,635		9,630		9,788		9,786		10,271		10,240		10,235		9,820		10,246		10,282		10,625		10,930		10,991		11,154		11,420		11,454		11,646		11,728		12,059		12,397		12,811		12,880		13,609		13,182		13,160		13,036		13,523		13,576		13,867		14,666		14,604		13,158		13,493		12,268		13,678		14,480		14,675		15,335		14,453		15,468		15,829		15,541		15,364		15,649		16,427		16,620		16,775		15,618		13,289		15,370		16,914		17,311		18,693		19,202		18,933		18,956		21,503		22,534		22,459		22,842		22,407		23,666		23,304		24,888		25,144		25,956		24,698		26,430		25,313		25,402		22,124		21,856		22,207		19,706		18,943		17,527		19,672		19,028		17,413		18,781		19,803		18,615		20,239		20,039		20,315		20,021		20,033		21,582		22,235		21,502		20,454		19,410		21,779		23,430	23,303	25,055	25,655	24,165	24,422	24,830	24,981	25,601	26,454	26,917	30,504	28,608	30,433	28,699	26,571	27,464	30,097	$ 31,408
Needham Growth Fund | Retail Class | S&P MidCap 400® Growth
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																																																																																	S&P MidCap 400 Growth
Accumulated Value			10,000		10,014		9,455		9,150		9,666		9,797		9,389		8,854		8,979		9,744		9,863		10,091		10,133		10,568		10,621		10,553		10,271		11,093		11,336		11,526		11,828		11,782		11,881		11,823		12,014		12,120		11,934		12,401		12,682		13,148		13,177		13,556		12,955		13,075		13,041		13,579		13,637		13,877		14,320		14,163		12,811		13,211		11,716		12,942		13,491		13,414		13,953		12,841		13,822		13,987		13,400		13,811		13,967		14,382		14,786		14,400		13,033		10,395		11,869		12,737		12,897		13,492		13,966		13,512		13,806		15,777		16,806		17,059		18,219		19,070		19,928		19,967		19,763		19,831		20,217		19,415		20,557		19,954		20,967		19,455		19,672		19,944		18,527		18,666		16,870		18,700		18,120		16,454		18,185		19,298		18,229		19,911		19,550		18,922		18,774		18,175		19,840		20,659		20,061		19,007		17,992		19,523		21,225	20,862	22,101	23,337	21,933	22,895	22,533	23,841	23,823	24,098	23,928	26,036	24,181	25,112	24,020	22,706	22,195	23,393	$ 24,230
Needham Growth Fund | Institutional Class | Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																																																														Russell Midcap Growth Index
Accumulated Value	100,000	100,000		103,330		106,310		106,890		108,480		111,070		111,400		113,260		114,060		117,290		120,570		124,600		125,270		132,360		128,200		127,990		126,780		131,520		132,030		134,870		142,640		142,030		127,970		131,220		119,320		133,030		140,830		142,730		149,150		140,570		150,440		153,950		151,150		149,420		152,190		159,770		161,640		163,150		151,900		129,250		149,480		164,500		168,360		181,810		186,750		184,140		184,360		209,130		219,160		218,430		222,160		217,920		230,170		226,650		242,050		244,540		252,440		240,210		257,050		246,190		247,050		215,170		212,560		215,970		191,660		184,240		170,460		191,330		185,060		169,350		182,660		192,600		181,040		196,840		194,890		197,580		194,720		194,840		209,900		216,250		209,120		198,930		188,780		211,810		227,870		226,640		243,680		249,510		235,020		237,520		241,490		242,950		248,990		257,290		261,780		296,670		278,230		295,990		279,120		258,420		267,100		292,710		$ 305,460
Needham Growth Fund | Institutional Class | S&P MidCap 400® Growth
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																																																														S&P MidCap 400 Growth
Accumulated Value	100,000	100,000		101,680		104,340		103,940		104,810		104,300		105,990		106,920		105,280		109,400		111,880		115,990		116,240		119,590		114,280		115,350		115,050		119,790		120,300		122,420		126,330		124,950		113,020		116,550		103,360		114,170		119,010		118,330		123,090		113,280		121,940		123,390		118,210		121,830		123,210		126,880		130,440		127,030		114,980		91,700		104,700		112,360		113,770		119,020		123,200		119,200		121,790		139,180		148,260		150,490		160,720		168,230		175,800		176,150		174,340		174,940		178,350		171,270		181,350		176,030		184,970		171,630		173,540		175,950		163,440		164,660		148,820		164,970		159,850		145,150		160,420		170,240		160,810		175,650		172,460		166,930		165,620		160,340		175,030		182,250		176,980		167,670		158,720		172,230		187,240		184,040		194,970		205,880		193,480		201,980		198,780		210,320		210,160		212,590		211,090		229,680		213,320		221,530		211,900		200,310		195,800		206,360		$ 213,750
Needham Aggressive Growth Fund | Retail Class | Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																																																																																	Russell 2000 Growth Index
Accumulated Value			10,000		10,041		9,280		8,694		9,187		9,524		9,069		8,087		8,030		8,645		8,731		8,966		8,925		9,508		9,609		9,748		9,142		9,960		10,096		10,260		10,511		10,636		10,832		10,733		11,103		11,197		11,184		11,793		11,976		12,320		12,334		12,815		12,450		12,617		12,630		13,425		13,530		13,763		14,619		14,277		12,471		12,666		11,186		12,478		13,283		13,104		13,503		12,501		13,464		13,595		13,009		12,902		13,269		14,050		14,372		14,214		13,187		10,669		12,258		13,416		13,932		14,411		15,256		14,929		15,043		17,695		19,349		20,282		20,952		20,292		20,735		20,143		21,087		20,319		20,689		19,895		20,827		19,810		19,898		17,231		17,306		17,385		15,252		14,964		14,038		15,609		15,463		14,072		15,407		15,658		14,653		16,111		15,936		15,543		15,362		15,365		16,639		17,417		16,510		15,421		14,232		15,528		17,387	16,830	18,197	18,705	17,265	18,190	18,159	19,646	19,428	19,687	19,425	21,807	20,022	20,655	19,257	17,796	17,683	18,818	$ 19,926
Needham Aggressive Growth Fund | Institutional Class | Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																																																														Russell 2000 Growth Index
Accumulated Value	100,000	100,000		101,620		104,120		105,350		107,290		106,310		109,970		110,910		110,780		116,810		118,620		122,030		122,170		126,930		123,320		124,980		125,100		132,970		134,010		136,320		144,810		141,420		123,520		125,450		110,800		123,590		131,570		129,790		133,740		123,820		133,360		134,660		128,850		127,790		131,430		139,160		142,350		140,790		130,620		105,680		121,420		132,890		138,000		142,740		151,110		147,870		149,000		175,270		191,650		200,890		207,530		201,000		205,380		199,510		208,870		201,260		204,920		197,070		206,290		196,220		197,090		170,670		171,420		172,200		151,070		148,220		139,040		154,610		153,160		139,380		152,610		155,100		145,140		159,580		157,850		153,950		152,170		152,190		164,810		172,520		163,540		152,750		140,970		153,800		172,220		166,700		180,240		185,280		171,010		180,170		179,870		194,590		192,440		195,000		192,410		216,000		198,320		204,590		190,740		176,270		175,150		186,390		$ 197,370
Needham Small Cap Growth Fund | Retail Class | Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																																																																																	Russell 2000 Growth Index
Accumulated Value			$ 10,000		$ 10,041		$ 9,280		$ 8,694		$ 9,187		$ 9,524		$ 9,069		$ 8,087		$ 8,030		$ 8,645		$ 8,731		$ 8,966		$ 8,925		$ 9,508		$ 9,609		$ 9,748		$ 9,142		$ 9,960		$ 10,096		$ 10,260		$ 10,511		$ 10,636		$ 10,832		$ 10,733		$ 11,103		$ 11,197		$ 11,184		$ 11,793		$ 11,976		$ 12,320		$ 12,334		$ 12,815		$ 12,450		$ 12,617		$ 12,630		$ 13,425		$ 13,530		$ 13,763		$ 14,619		$ 14,277		$ 12,471		$ 12,666		$ 11,186		$ 12,478		$ 13,283		$ 13,104		$ 13,503		$ 12,501		$ 13,464		$ 13,595		$ 13,009		$ 12,902		$ 13,269		$ 14,050		$ 14,372		$ 14,214		$ 13,187		$ 10,669		$ 12,258		$ 13,416		$ 13,932		$ 14,411		$ 15,256		$ 14,929		$ 15,043		$ 17,695		$ 19,349		$ 20,282		$ 20,952		$ 20,292		$ 20,735		$ 20,143		$ 21,087		$ 20,319		$ 20,689		$ 19,895		$ 20,827		$ 19,810		$ 19,898		$ 17,231		$ 17,306		$ 17,385		$ 15,252		$ 14,964		$ 14,038		$ 15,609		$ 15,463		$ 14,072		$ 15,407		$ 15,658		$ 14,653		$ 16,111		$ 15,936		$ 15,543		$ 15,362		$ 15,365		$ 16,639		$ 17,417		$ 16,510		$ 15,421		$ 14,232		$ 15,528		$ 17,387	$ 16,830	$ 18,197	$ 18,705	$ 17,265	$ 18,190	$ 18,159	$ 19,646	$ 19,428	$ 19,687	$ 19,425	$ 21,807	$ 20,022	$ 20,655	$ 19,257	$ 17,796	$ 17,683	$ 18,818	$ 19,926
Needham Small Cap Growth Fund | Institutional Class | Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																																																														Russell 2000 Growth Index
Accumulated Value	$ 100,000	$ 100,000		$ 101,620		$ 104,120		$ 105,350		$ 107,290		$ 106,310		$ 109,970		$ 110,910		$ 110,780		$ 116,810		$ 118,620		$ 122,030		$ 122,170		$ 126,930		$ 123,320		$ 124,980		$ 125,100		$ 132,970		$ 134,010		$ 136,320		$ 144,810		$ 141,420		$ 123,520		$ 125,450		$ 110,800		$ 123,590		$ 131,570		$ 129,790		$ 133,740		$ 123,820		$ 133,360		$ 134,660		$ 128,850		$ 127,790		$ 131,430		$ 139,160		$ 142,350		$ 140,790		$ 130,620		$ 105,680		$ 121,420		$ 132,890		$ 138,000		$ 142,740		$ 151,110		$ 147,870		$ 149,000		$ 175,270		$ 191,650		$ 200,890		$ 207,530		$ 201,000		$ 205,380		$ 199,510		$ 208,870		$ 201,260		$ 204,920		$ 197,070		$ 206,290		$ 196,220		$ 197,090		$ 170,670		$ 171,420		$ 172,200		$ 151,070		$ 148,220		$ 139,040		$ 154,610		$ 153,160		$ 139,380		$ 152,610		$ 155,100		$ 145,140		$ 159,580		$ 157,850		$ 153,950		$ 152,170		$ 152,190		$ 164,810		$ 172,520		$ 163,540		$ 152,750		$ 140,970		$ 153,800		$ 172,220		$ 166,700		$ 180,240		$ 185,280		$ 171,010		$ 180,170		$ 179,870		$ 194,590		$ 192,440		$ 195,000		$ 192,410		$ 216,000		$ 198,320		$ 204,590		$ 190,740		$ 176,270		$ 175,150		$ 186,390		$ 197,370